Cash and Short Term Deposits (Tables)	6 Months Ended
Jun. 30, 2020
Cash at Banks [Abstract]
Schedule of cash and cash equivalents
	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
	173,677,602	192,459,867

Schedule of term deposits
	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
	173,677,602	192,459,867